                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/08

Check here if Amendment [_]; Amendment Number:
                                               -----
This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    EMS Capital LP (successor to M. Safra & Co., Inc., file no. 28-12164)
Address: 499 Park Avenue, 11th floor
         New York, NY 10022

Form 13F File Number: 28-12164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin J. Barrett
Title: Chief Financial Officer
Phone: 212-891-2713

Signature, Place, and Date of Signing:


/s/ Kevin J. Barrett      New York, NY    May 12, 2008
--------------------      -------------   ------------
[Signature]               [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: $474,625.42
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
                                                     Market
                                                     Value   Share /                                            Voting Authority
                             Title of               (x$1000)   Prn      Share /   Put / Investment   Other  ------------------------
Name of Issuer                Class        Cusip     (USD)   Amount       Prn     Call  Discretion Managers     Sole     Shared None
------------------------ --------------- --------- --------- ------- ------------ ----- ---------- -------- ------------ ------ ----
BOEING CO (NYS)                COM       97023105   6,328.89    SH      85,100.00          SOLE                85,100.00
C.H. ROBINSON WORLDWIDE
INC                            COM       12541W209  7,072.00    SH     130,000.00          SOLE               130,000.00
CENTEX CORP (NYS)              COM       152312104    709.35    SH      29,300.00          SOLE                29,300.00
CLEAR CHANNEL
COMMUNICATIONS                 COM       184502102  1,972.35    SH      67,500.00          SOLE                67,500.00
DR HORTON INC                  COM       23331A109    979.65    SH      62,200.00          SOLE                62,200.00
DANAHER CORP [NYS]             COM       235851102  9,788.86    SH     128,750.00          SOLE               128,750.00
DEERE & CO                     COM       244199105  9,974.56    SH     124,000.00          SOLE               124,000.00
DELTA AIR LINES INC            COM       247361702  1,487.80    SH     173,000.00          SOLE               173,000.00
DOMTAR CORP (NYS)              COM       257559104  9,427.45    SH   1,380,300.00          SOLE             1,380,300.00
EATON CORP                     COM       278058102  5,098.88    SH      64,000.00          SOLE                64,000.00
FEDERAL HOME LN MTG CORP
[NYS]                          COM       313400301 31,067.64    SH   1,227,000.00          SOLE             1,227,000.00
FEDERAL NATIONAL MTG
ASSOC.                         COM       313586109 16,186.80    SH     615,000.00          SOLE               615,000.00
FORTRESS INVESTMENT GRP       CL A       34958B106  1,166.60    SH      95,000.00          SOLE                95,000.00
GENERAL ELECTRIC CO            COM       369604103  9,678.12    SH     261,500.00          SOLE               261,500.00
GENERAL MOTORS CORP       DEB SR CONV B  370442733  4,382.10    SH     270,000.00          SOLE               270,000.00
HAYNES INTERNATIONAL
INC.                           COM       420877201  5,935.00    SH     108,145.00          SOLE               108,145.00
HOVNANIAN ENTERPRISES
INC                           CL A       442487203    844.82    SH      79,700.00          SOLE                79,700.00
HUNTSMAN CORP                  COM       447011107  1,978.20    SH      84,000.00          SOLE                84,000.00
KB HOME                        COM       48666K109    830.93    SH      33,600.00          SOLE                33,600.00
LEHMAN BROTHERS HOLDINGS
INC                            COM       524908100  1,994.92    SH      53,000.00          SOLE                53,000.00
LENNAR CORP                   CL A       526057104    641.42    SH      34,100.00          SOLE                34,100.00
LIBERTY ACQUISITION HOL  UNIT 99/99/9999 53015Y206 20,800.00    SH   2,000,000.00          SOLE             2,000,000.00
MERRILL LYNCH & CO INC
(NYS)                          COM       590188108 24,525.48    SH     602,000.00          SOLE               602,000.00
MICROSOFT CORP (NAS)           COM       594918104 14,842.74    SH     523,000.00          SOLE               523,000.00
NORTHWEST AIRLINES CORP        COM       667280408  2,112.65    SH     235,000.00          SOLE               235,000.00
NUCOR CORP                     COM       670346105 11,143.23    SH     164,500.00          SOLE               164,500.00
PRAXAIR INC                    COM       74005P104  7,092.17    SH      84,200.00          SOLE                84,200.00
PULTE HOMES INC                COM       745867101    785.70    SH      54,000.00          SOLE                54,000.00
SMURFIT-STONE CONTAINER
CORP                           COM       832727101    154.00    SH      20,000.00          SOLE                20,000.00
3M CO                          COM       88579Y101  8,192.03    SH     103,500.00          SOLE               103,500.00
TOLL BROTHERS INC              COM       889478103  1,054.25    SH      44,900.00          SOLE                44,900.00
WASHINGTON MUTUAL INC          COM       939322103  8,373.90    SH     813,000.00          SOLE               813,000.00
AIRCASTLE LTD (NYS)            COM       G0129K104 11,857.50    SH   1,054,000.00          SOLE             1,054,000.00
COOPER INDUSTRIES LTD         CL A       G24182100  4,818.00    SH     120,000.00          SOLE               120,000.00
INGERSOLL-RAND CO             CL A       G4776G101  7,534.02    SH     169,000.00          SOLE               169,000.00
DICE HOLDING INC (USD)         COM       253017107  4,677.75    SH     525,000.00          SOLE               525,000.00
DISH NETWORK CORP (NAS)       CL A       25470M109 14,365.00    SH     500,000.00          SOLE               500,000.00
ECHOSTAR CORP (NAS)           CL A       278768106  1,529.88    SH      51,790.00          SOLE                51,790.00
EQUINIX INC[NMS]               COM       29444U502 26,596.00    SH     400,000.00          SOLE               400,000.00
FOCUS MEDIA HOLDING       SPONSORED ADR  34415V109 10,545.00    SH     300,000.00          SOLE               300,000.00
IHS INC                       CL A       451734107 32,155.00    SH     500,000.00          SOLE               500,000.00
K12 INC(PSE)                   COM       48273U102  3,918.00    SH     200,000.00          SOLE               200,000.00
NEUSTAR INC                   CL A       64126X201 13,240.00    SH     500,000.00          SOLE               500,000.00
QUALCOMM INC                   COM       747525103 20,500.00    SH     500,000.00          SOLE               500,000.00
RESEARCH IN MOTION             COM       760975102 19,640.25    SH     175,000.00          SOLE               175,000.00
SAVVIS INC                     COM       805423308 10,575.50    SH     650,000.00          SOLE               650,000.00
VISA INC-CLASS A SHARES        COM       92826C839    623.60    SH      10,000.00          SOLE                10,000.00
XM SATELLITE RADIO HOLD       CL A       983759101  8,134.00    SH     700,000.00          SOLE               700,000.00
YAHOO! INC                     COM       984332106 28,930.00    SH   1,000,000.00          SOLE             1,000,000.00

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
CENTRAL EUROPEAN MEDIA
ENT                           CL A       G20045202 14,489.10    SH     170,000.00          SOLE               170,000.00
GENPACT LTD (NYS)              SHS       G3922B107 13,874.35    SH   1,132,600.00          SOLE             1,132,600.00